Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invesco Oppenheimer V.I. International Growth Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	(1.67%)	21.06%	(27.13%)	10.22%	21.50%	28.60%	(19.42%)	26.29%	(2.12%)	3.43%
INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	34.89%	40.93%	(31.11%)	11.92%	42.35%	36.76%	(3.62%)	27.34%	2.27%	5.01%
INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	30.41%	15.60%	(2.61%)	27.95%	1.12%	25.03%	(12.65%)	9.96%	15.49%	(9.13%)
Invesco V.I. Balanced-Risk Allocation Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	3.88%	6.63%	(14.35%)	9.55%	10.22%	15.21%	(6.46%)	10.16%	11.64%	(4.10%)
Invesco V.I. Discovery Large Cap Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	34.16%	35.37%	(30.78%)	22.57%	36.59%	36.20%	(5.73%)	26.83%	(2.20%)	3.54%
INVESCO V.I. COMSTOCK FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	15.18%	12.36%	1.12%	33.36%	(0.85%)	25.30%	(12.16%)	17.85%	17.30%	(5.98%)
INVESCO V.I. Core Equity Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	25.60%	23.36%	(20.55%)	27.74%	13.85%	28.97%	(9.40%)	13.17%	10.26%	(5.77%)
INVESCO V.I. Core Plus Bond Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	3.06%	6.14%	(14.54%)	(0.65%)	9.72%	11.06%	(2.37%)	6.34%	6.66%	(0.37%)
Invesco V.I. Discovery Mid Cap Growth Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	24.23%	13.15%	(30.96%)	19.10%	40.69%	39.37%	(6.08%)	28.79%	2.34%	6.61%
INVESCO V.I. Diversified Dividend Fund | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	13.22%	9.05%	(1.68%)	18.89%	0.14%	25.09%	(7.57%)	8.58%	14.81%	2.07%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	12.71%	13.71%	(11.81%)	29.17%	12.74%	28.79%	(7.87%)	18.58%	14.24%	(2.68%)
INVESCO V.I. EQUITY AND INCOME FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	12.12%	10.56%	(7.51%)	18.65%	9.95%	20.37%	(9.50%)	11.03%	15.12%	(2.29%)
INVESCO V.I. EQV International Equity Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	0.62%	18.15%	(18.31%)	5.89%	14.00%	28.57%	(14.97%)	23.00%	(0.45%)	(2.34%)
Invesco V.I. Global Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	16.07%	34.73%	(31.77%)	15.49%	27.64%	31.79%	(13.18%)	36.66%	0.08%	3.94%
INVESCO V.I. GLOBAL CORE EQUITY FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	16.85%	21.73%	(21.88%)	15.97%	13.23%	25.20%	(15.32%)	22.90%	6.81%	(1.42%)
INVESCO V.I. Global Real Estate Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	1.80%	9.05%	(24.94%)	25.71%	(12.32%)	23.00%	(6.15%)	13.05%	2.04%	(1.48%)
Invesco V.I. Global Strategic Income Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	3.16%	8.88%	(11.46%)	(3.41%)	3.40%	10.80%	(4.40%)	6.27%	6.53%	(2.26%)
INVESCO V.I. Government Money Market Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	4.98%	4.86%	1.45%	0.01%	0.29%	1.90%	1.55%	0.56%	0.10%	0.01%
INVESCO V.I. Government Securities Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	1.72%	4.62%	(10.29%)	(2.27%)	6.27%	6.07%	0.56%	1.96%	1.23%	0.34%
INVESCO V.I. GROWTH AND INCOME FUND | SERIES I
Prospectus [Line Items]
Annual Return [Percent]	16.00%	12.66%	(5.75%)	28.51%	2.09%	25.19%	(13.38%)	14.32%	19.69%	(3.06%)
INVESCO V.I. Health Care Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	4.17%	3.02%	(13.32%)	12.30%	14.46%	32.50%	0.90%	15.83%	(11.46%)	3.16%
INVESCO V.I. High Yield Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	7.73%	10.18%	(9.55%)	4.38%	3.32%	13.51%	(3.35%)	6.30%	11.21%	(3.17%)
Invesco V.I. Main Street Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	23.65%	23.22%	(20.13%)	27.57%	13.94%	32.08%	(7.89%)	16.91%	11.62%	3.33%
INVESCO V.I. Main Street Mid Cap Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	17.07%	14.47%	(14.26%)	23.24%	9.25%	25.28%	(11.35%)	14.92%	13.43%	(4.03%)
Invesco V.I. Main Street Small Cap Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	12.69%	18.13%	(15.83%)	22.55%	19.93%	26.47%	(10.32%)	14.15%	18.05%	5.90%
Invesco(R) V.I. S&P 500 Buffer Fund - September | Series I
Prospectus [Line Items]
Annual Return [Percent]	10.44%	20.20%	(9.53%)
Invesco(R) V.I. S&P 500 Buffer Fund - December | Series I
Prospectus [Line Items]
Annual Return [Percent]	14.04%	19.25%	(10.70%)
Invesco(R) V.I. S&P 500 Buffer Fund - March | Series I
Prospectus [Line Items]
Annual Return [Percent]	13.28%	20.54%
Invesco(R) V.I. S&P 500 Buffer Fund - June | Series I
Prospectus [Line Items]
Annual Return [Percent]	14.03%	19.20%
INVESCO V.I. Small Cap Equity Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	18.09%	16.57%	(20.51%)	20.41%	27.25%	26.60%	(15.08%)	14.06%	12.06%	(5.52%)
INVESCO V.I. Technology Fund | Series I
Prospectus [Line Items]
Annual Return [Percent]	34.27%	46.94%	(39.95%)	14.41%	46.11%	35.88%	(0.45%)	35.13%	(0.76%)	6.82%
Invesco V.I. U.S. Government Money Portfolio | Series I
Prospectus [Line Items]
Annual Return [Percent]	4.63%	4.53%	1.26%	0.01%	0.22%	1.71%	1.35%	0.39%	0.01%	0.01%